As filed with the Securities and Exchange Commission on June 27, 2007
                                     Investment Company Act File Number 811-8591



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                        PAX WORLD MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)



                                 ANTHONY PACE
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)




Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: April 30, 2007

ITEM 1: SCHEDULE OF INVESTMENTS

-------------------------------------------------------------------------------
PAXWORLD Money Market Fund, Inc.
Statement of Net Assets
April 30, 2007
(Unaudited)
===============================================================================



FACE                                                                              MATURITY
AMOUNT                                                                              DATE          Yield (a)              VALUE (b)
-----------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED COMMERCIAL PAPER: 46.12%
$   5,000,000   Atlantic Asset Securitization LLC
                LOC Calyon 10%..............................................      05/02/07          5.26%             $   4,999,271
    5,000,000   Barton Capital LLC..........................................      05/03/07          5.26                  4,998,541
    4,000,000   Clipper Receivables LLC.....................................      05/01/07          5.30                  4,000,000
    5,000,000   Dorada Finance Incorporation................................      05/16/07          5.31                  4,989,083
    5,000,000   Five Finance Inc............................................      05/29/07          5.26                  4,979,544
    5,000,000   Galaxy Funding Inc..........................................      05/10/07          5.31                  4,993,450
    5,000,000   Greyhawk Funding. ..........................................      05/14/07          5.29                  4,990,485
    1,579,000   Ivory Funding Corporation ..................................      05/02/07          5.29                  1,578,769
    3,000,000   Ivory Funding Corporation ..................................      05/15/07          5.29                  2,993,852
    1,142,000   Jupiter Securitization Corporation..........................      05/02/07          5.29                  1,141,833
    5,000,000   Triple-A-One Funding Corporation
                Insured by MBIA Insurance Corporation.......................      05/14/07          5.30                  4,990,485
    5,000,000   Windmill Funding Corp.......................................      05/09/07          5.29                  4,994,155
-------------                                                                                                         -------------
   49,721,000   Total Asset Backed Commercial Paper.........................                                             49,649,468
-------------                                                                                                         -------------

FOREIGN COMMERCIAL PAPER: 13.91%
$   5,000,000   Alliance & Leicester PLC....................................      05/08/07          5.30%             $   4,994,935
    5,000,000   Northern Rock PLC...........................................      05/08/07          5.31                  4,994,906
    5,000,000   YorkshireBuilding Society...................................      05/21/07          5.31                  4,985,444
-------------                                                                                                         -------------
   15,000,000   Total Foreign Commercial Paper                                                                           14,975,285
-------------                                                                                                         -------------

REPURCHASE AGREEMENT, OVERNIGHT: 20.44%
$  22,000,000   UBS AG, Purchased 04/30/07, 5.21%,
                Repurchase proceeds at maturity $22,003,184
                (Collateralized by $22,252,000, FNMA, 2.50% to
                7.25%, due 06/15/08 to 05/15/30 value $22,442,890)                05/01/07          5.21%             $  22,000,000
-------------                                                                                                         -------------
   22,000,000   Total Repurchase Agreement, Overnight                                                                    22,000,000
-------------                                                                                                         -------------

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES: 4.64%
$   5,000,000   Federal Home Loan Bank......................................      10/26/07          5.40%             $   5,000,000
-------------                                                                                                         -------------
    5,000,000   Total U.S. Government Agency Medium Term Notes                                                            5,000,000
-------------                                                                                                         -------------

VARIABLE RATE DEMAND INSTRUMENTS: (c) 10.71%
$     885,000   Jake Sweeney Automotive, Inc.
                LOC U.S. Bank, N.A.,........................................      04/01/10          5.35%             $     885,000
    7,560,000   Mobile, AL Springhill Medical Clinic Board RB
                (Springhill Medical Complex) - Series 1996B
                LOC AmSouth Bank, N.A.  ....................................      09/01/11          5.33                  7,560,000
    3,085,000   Oak Crest Homes Inc. - Series 1996
                LOC National City Bank......................................      11/01/26          5.38                  3,085,000
-------------                                                                                                         -------------
   11,530,000   Total Variable Rate Demand Instruments                                                                   11,530,000
-------------                                                                                                         -------------

YANKEE CERTIFICATE OF DEPOSIT: 4.64%
$   5,000,000   Svenska Handelsbanken ......................................      10/26/07          5.39%             $   4,999,414
-------------                                                                                                         -------------
    5,000,000   Total Yankee Certificate of Deposit                                                                       4,999,414
-------------                                                                                                         -------------

                Total Investments (100.47%) (Cost $108,154,167)                                                         108,154,167
                Liabilities in excess of cash and other assets (-0.47%)                                                    (503,579)
                                                                                                                      -------------
                Net Assets (100.00%)                                                                                  $ 107,650,588
                                                                                                                      =============

                Net Asset Value, offering and redemption price per share:
                Institutional Shares,             57,817,526  shares outstanding                                      $        1.00
                                                                                                                      =============
                Individual Investor Shares,       32,621,292  shares outstanding                                      $        1.00
                                                                                                                      =============
                MMA Praxis Shares,                17,213,225  shares outstanding                                      $        1.00
                                                                                                                      =============


FOOTNOTES:

  (Note 1) Valuation of Securities -
Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment

(a) The interest rate shown reflects the security's yield, unless yield is not available, in which case the current coupon is reflected.

(b) Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment..

(c) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:

FNMA    =  Federal National Mortgage Association
LOC     =  Letter of Credit
RB      =  Revenue Bond

ITEM 2:  CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Money Market Fund, Inc.

By (Signature and Title)*    /s/Anthony Pace
                                Anthony Pace, Treasurer and Assistant Secretary

Date: June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/Joseph Keefe
                                 Joseph Keefe, President

Date:  June 27, 2007


By (Signature and Title)*     /s/Anthony Pace
                                 Anthony Pace, Treasurer and Assistant Secretary

Date:  June 27, 2007

* Print the name and title of each signing officer under his or her signature.